Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 1.2%
HEICO Corp., Class A	3,259	$501,691
Lockheed Martin Corp.	15,297	6,958,146
		7,459,837
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	26,976	3,279,472
Automobiles - 1.3%
Ford Motor Co.	36,882	489,793
General Motors Co.	40,833	1,851,776
Tesla, Inc. *	32,806	5,766,967
		8,108,536
Banks - 2.1%
Bank of America Corp.	113,316	4,296,943
JPMorgan Chase & Co.	39,045	7,820,714
KeyCorp	37,858	598,535
Truist Financial Corp.	12,237	476,998
		13,193,190
Beverages - 2.0%
Coca-Cola Co. (The)	86,084	5,266,619
PepsiCo, Inc.	40,650	7,114,157
		12,380,776
Biotechnology - 3.9%
AbbVie, Inc.	38,210	6,958,041
Amgen, Inc.	17,458	4,963,659
Exelixis, Inc. *	13,125	311,456
Gilead Sciences, Inc.	74,920	5,487,890
Incyte Corp. *	56,613	3,225,243
Neurocrine Biosciences, Inc. *	5,796	799,384
Regeneron Pharmaceuticals, Inc. *	1,370	1,318,611
United Therapeutics Corp. *	4,008	920,718
Vertex Pharmaceuticals, Inc. *	585	244,536
		24,229,538
Broadline Retail - 4.7%
Amazon.com, Inc. *	162,266	29,269,541
MercadoLibre, Inc. *	48	72,574
		29,342,115
Building Products - 0.9%
A O Smith Corp.	23,442	2,097,121
Advanced Drainage Systems, Inc.	825	142,098
Builders FirstSource, Inc. *	8,022	1,672,988
Fortune Brands Innovations, Inc.	1,893	160,280
Lennox International, Inc.	370	180,841
Masco Corp.	1,028	81,089
Owens Corning	7,133	1,189,785
UFP Industries, Inc.	512	62,981
		5,587,183
Capital Markets - 1.9%
Invesco Ltd.	211,560	3,509,781
Moody's Corp.	7,406	2,910,780
MSCI, Inc.	2,474	1,386,553
Nasdaq, Inc.	59,733	3,769,152
S&P Global, Inc.	402	171,031

	Shares/ Principal	Fair Value

Capital Markets (continued)
T Rowe Price Group, Inc.	1,268	$154,595
		11,901,892
Chemicals - 0.5%
Cabot Corp.	1,590	146,598
LyondellBasell Industries NV, Class A	8,445	863,754
PPG Industries, Inc.	5,013	726,384
Sherwin-Williams Co. (The)	3,196	1,110,067
		2,846,803
Commercial Services & Supplies - 1.0%
Cintas Corp.	6,327	4,346,839
Waste Management, Inc.	8,641	1,841,829
		6,188,668
Communications Equipment - 0.2%
Arista Networks, Inc. *	3,974	1,152,380
Juniper Networks, Inc.	4,469	165,621
Motorola Solutions, Inc.	421	149,447
		1,467,448
Construction & Engineering - 0.8%
AECOM	25,843	2,534,681
Quanta Services, Inc.	9,687	2,516,683
Valmont Industries, Inc.	774	176,689
		5,228,053
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	5,529	4,050,711
Target Corp.	1,905	337,585
Walmart, Inc.	86,997	5,234,610
		9,622,906
Containers & Packaging - 0.1%
Crown Holdings, Inc.	6,598	522,957
Packaging Corp. of America	1,879	356,597
		879,554
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	35,394	622,934
Electric Utilities - 0.5%
NRG Energy, Inc.	2,816	190,615
OGE Energy Corp.	76,551	2,625,699
Portland General Electric Co.	10,482	440,244
		3,256,558
Electrical Equipment - 0.3%
AMETEK, Inc.	9,711	1,776,142
Rockwell Automation, Inc.	504	146,830
		1,922,972
Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity Ltd.	47,519	6,901,660
Energy Equipment & Services - 0.6%
Baker Hughes Co.	32,650	1,093,775
Halliburton Co.	7,942	313,074

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Energy Equipment & Services (continued)
Schlumberger NV	39,190	$2,148,004
		3,554,853
Entertainment - 0.8%
Bilibili, Inc., ADR *	27,858	312,010
Electronic Arts, Inc.	4,868	645,837
Netflix, Inc. *	6,407	3,891,163
Warner Bros Discovery, Inc. *	21,479	187,512
		5,036,522
Financial Services - 5.6%
Berkshire Hathaway, Inc., Class B *	25,929	10,903,663
Euronet Worldwide, Inc. *	2,164	237,888
Mastercard, Inc., Class A	25,749	12,399,946
Visa, Inc., Class A	41,421	11,559,773
		35,101,270
Food Products - 0.4%
Bunge Global SA	2,344	240,307
Hershey Co. (The)	12,369	2,405,770
		2,646,077
Gas Utilities - 0.1%
Atmos Energy Corp.	2,303	273,757
New Jersey Resources Corp.	8,637	370,614
UGI Corp.	8,833	216,762
		861,133
Ground Transportation - 0.5%
Old Dominion Freight Line, Inc.	14,452	3,169,468
Health Care Equipment & Supplies - 2.3%
Becton Dickinson & Co.	6,960	1,722,252
Dexcom, Inc. *	10,226	1,418,346
Hologic, Inc. *	2,185	170,343
IDEXX Laboratories, Inc. *	146	78,830
Intuitive Surgical, Inc. *	9,047	3,610,567
Medtronic PLC	50,030	4,360,115
Stryker Corp.	8,650	3,095,575
		14,456,028
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	12,943	1,448,322
Cencora, Inc.	4,693	1,140,352
Elevance Health, Inc.	13,185	6,836,950
HCA Healthcare, Inc.	1,539	513,302
Laboratory Corp. of America Holdings	6,857	1,497,980
Quest Diagnostics, Inc.	3,627	482,790
UnitedHealth Group, Inc.	3,851	1,905,090
		13,824,786
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	343	1,244,363
Boyd Gaming Corp.	26,177	1,762,236
Carnival Corp. *	20,827	340,313
Domino's Pizza, Inc.	4,538	2,254,841
McDonald's Corp.	8,915	2,513,584

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International *	50,050	$2,362,861
		10,478,198
Household Durables - 1.0%
DR Horton, Inc.	23,015	3,787,118
Leggett & Platt, Inc.	32,308	618,698
Toll Brothers, Inc.	14,299	1,849,862
		6,255,678
Household Products - 1.8%
Colgate-Palmolive Co.	8,945	805,497
Kimberly-Clark Corp.	46,064	5,958,378
Procter & Gamble Co. (The)	27,975	4,538,944
		11,302,819
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	91,881	1,647,426
Industrial REITs - 0.0%†
First Industrial Realty Trust, Inc.	3,369	177,007
Insurance - 2.4%
Aon PLC, Class A	504	168,195
Marsh & McLennan Cos., Inc.	38,850	8,002,323
Progressive Corp. (The)	24,748	5,118,382
Reinsurance Group of America, Inc.	9,298	1,793,398
Travelers Cos., Inc. (The)	824	189,635
		15,271,933
Interactive Media & Services - 7.3%
Alphabet, Inc., Class A *	120,821	18,235,513
Alphabet, Inc., Class C *	69,164	10,530,911
Meta Platforms, Inc., Class A	32,871	15,961,500
Pinterest, Inc., Class A *	25,330	878,191
Snap, Inc., Class A *	22,281	255,786
		45,861,901
IT Services - 0.1%
Amdocs Ltd.	430	38,859
Snowflake, Inc., Class A *	2,416	390,426
		429,285
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	5,300	771,203
Thermo Fisher Scientific, Inc.	1,255	729,419
		1,500,622
Machinery - 3.0%
AGCO Corp.	2,252	277,041
Caterpillar, Inc.	3,520	1,289,833
CNH Industrial NV	5,078	65,811
Cummins, Inc.	9,058	2,668,940
Flowserve Corp.	42,104	1,923,311
Graco, Inc.	1,106	103,367
Oshkosh Corp.	25,290	3,153,916
Otis Worldwide Corp.	17,440	1,731,269
Parker-Hannifin Corp.	9,757	5,422,843
Snap-on, Inc.	3,824	1,132,745

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Machinery (continued)
Xylem, Inc.	8,882	$1,147,909
		18,916,985
Media - 1.3%
Comcast Corp., Class A	109,817	4,760,567
Fox Corp., Class A	92,019	2,877,434
Fox Corp., Class B	1,945	55,666
New York Times Co. (The), Class A	1,274	55,062
Paramount Global, Class B	45,111	530,957
		8,279,686
Metals & Mining - 0.4%
Nucor Corp.	13,561	2,683,722
Multi-Utilities - 0.4%
CMS Energy Corp.	28,022	1,690,847
DTE Energy Co.	8,562	960,143
Sempra	908	65,221
WEC Energy Group, Inc.	1,047	85,980
		2,802,191
Oil, Gas & Consumable Fuels - 2.8%
ConocoPhillips	8,313	1,058,079
Devon Energy Corp.	49,055	2,461,580
EOG Resources, Inc.	26,007	3,324,735
Exxon Mobil Corp.	42,990	4,997,158
Marathon Petroleum Corp.	14,860	2,994,290
Pioneer Natural Resources Co.	3,269	858,112
Valero Energy Corp.	10,013	1,709,119
		17,403,073
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	23,651	1,984,555
Passenger Airlines - 0.6%
Alaska Air Group, Inc. *	12,302	528,863
American Airlines Group, Inc. *	71,499	1,097,510
Delta Air Lines, Inc.	28,623	1,370,183
United Airlines Holdings, Inc. *	9,634	461,276
		3,457,832
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	74,849	4,059,061
Eli Lilly and Co.	17,394	13,531,836
Johnson & Johnson	1,689	267,183
Merck & Co., Inc.	38,094	5,026,504
Pfizer, Inc.	111,107	3,083,219
Zoetis, Inc.	8,733	1,477,711
		27,445,514
Professional Services - 0.1%
Automatic Data Processing, Inc.	1,868	466,514
Residential REITs - 0.7%
Apartment Income REIT Corp.	2,000	64,940
Camden Property Trust	21,362	2,102,021
Equity Residential	30,150	1,902,766
		4,069,727

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. *	6,191	$1,117,414
Applied Materials, Inc.	23,731	4,894,044
Broadcom, Inc.	4,172	5,529,610
Cirrus Logic, Inc. *	9,711	898,850
Intel Corp.	42,978	1,898,338
KLA Corp.	159	111,073
Lam Research Corp.	6,031	5,859,539
Micron Technology, Inc.	29,390	3,464,787
Monolithic Power Systems, Inc.	1,416	959,227
NVIDIA Corp.	37,693	34,057,887
QUALCOMM, Inc.	36,514	6,181,820
		64,972,589
Software - 11.6%
Adobe, Inc. *	11,106	5,604,088
Crowdstrike Holdings, Inc., Class A *	816	261,601
Datadog, Inc., Class A *	3,990	493,164
Fortinet, Inc. *	26,325	1,798,261
Manhattan Associates, Inc. *	13,929	3,485,454
Microsoft Corp.	119,945	50,463,260
Nutanix, Inc., Class A *	2,797	172,631
Oracle Corp.	20,442	2,567,720
Salesforce, Inc.	5,102	1,536,620
ServiceNow, Inc. *	3,070	2,340,568
Synopsys, Inc. *	3,421	1,955,101
Teradata Corp. *	18,749	725,024
Workday, Inc., Class A *	1,569	427,945
Zoom Video Communications, Inc., Class A *	7,752	506,748
Zscaler, Inc. *	1,058	203,803
		72,541,988
Specialized REITs - 0.6%
Equinix, Inc.	3,315	2,735,969
Lamar Advertising Co., Class A	1,728	206,340
SBA Communications Corp.	3,060	663,102
		3,605,411
Specialty Retail - 2.4%
AutoNation, Inc. *	3,978	658,677
Best Buy Co., Inc.	7,882	646,561
Home Depot, Inc. (The)	13,984	5,364,262
O'Reilly Automotive, Inc. *	778	878,269
Penske Automotive Group, Inc.	3,141	508,811
Ross Stores, Inc.	9,071	1,331,260
TJX Cos., Inc. (The)	38,458	3,900,410
Ulta Beauty, Inc. *	3,043	1,591,124
		14,879,374
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	236,247	40,511,636
HP, Inc.	54,315	1,641,399
		42,153,035

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	12,983	$1,220,142
Trading Companies & Distributors - 0.7%
Watsco, Inc.	3,702	1,599,153
WESCO International, Inc.	6,078	1,041,040
WW Grainger, Inc.	1,849	1,880,988
		4,521,181
Total Common Stocks
(Cost - $405,187,545)		617,398,620
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a) (Cost - $8,349,502)	8,349,502	8,349,502
Total Investments - 99.8%
(Cost - $413,537,047)		$625,748,122
Other Assets Less Liabilities - Net 0.2%		1,006,640
Total Net Assets - 100.0%		$626,754,762

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	36	6/21/2024	$9,555,300	$144,277